PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 31,469	$ 28,721
Accumulated depreciation	25,512	22,847
Deprecated cost	5,957	5,874
Depreciation	3,308	3,423	3,120
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,366	9,967
Accumulated depreciation	8,089	6,676
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,200	17,405
Accumulated depreciation	16,418	15,293
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	847	675
Accumulated depreciation	463	398
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,056	674
Accumulated depreciation	$ 542	$ 480